Asset Retirement Obligation (Tables)	12 Months Ended
Apr. 30, 2024
Asset Retirement Obligation [Abstract]
Schedule of Asset Retirement Obligation	The following is a description of the changes to its beginning and ending amount of asset retirement obligation for the years ended April 30, 2022, 2023 and 2024:
	Year ended April 30,
	2022	2023	2024
	JPY	JPY	JPY	US$
	(in thousands)
Beginning balance	¥16,854	¥22,979	¥33,852	$215
Liabilities incurred during the period	5,526	—	82,440	523
Change in estimate	—	10,158	—	—
Accretion expense	599	715	1,864	12
Settlements	—	—	(34,500)	(219)
Ending balance	¥22,979	¥33,852	¥83,656	$531